Cash Flow Information - Changes in Liabilities from Financing Activities (Details) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2025 CAD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CAD ($)	Dec. 31, 2025 USD ($)	Dec. 22, 2025	Mar. 24, 2025
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Balance at beginning of the period	$ 4,608		$ 4,262
Debt assumed	991		232
Repayments and dividends paid	(1,315)		(117)
New leases			5
Dividends declared	130		123
Foreign exchange impact	(12)		86
Other	(7)		17
Balance at end of the period	4,395		4,608
Repayment of long-term debt (Note 25 and 33)	736		131
Net (decrease) increase in borrowings under credit facilities (Note 25 and 33)	(448)		143
Decrease in lease liabilities (Note 25 and 33)	(4)		(6)
Bank overdraft	$ 0		1
5.9% Senior Notes
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Interest	5.90%			5.90%	5.90%
Notional amount	$ 541			$ 400
5.6 % Senior Notes
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Interest	5.60%			5.60%		5.60%
Notional amount	$ 450
7.8% Senior notes
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Repayment of long-term debt (Note 25 and 33)	$ 573	$ 400
Interest	7.80%			7.80%
Term facility
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Repayment of long-term debt (Note 25 and 33)	$ 400
Notional amount	0		400
Total long-term debt
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Repayment of long-term debt (Note 25 and 33)	175
Notional amount	3,487		3,692
Committed syndicated bank facility
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Repayment of long-term debt (Note 25 and 33)	48
Notional amount	98		145
Long-term debt and lease liabilities
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Balance at beginning of the period	3,809		3,469
Debt assumed	991		232
Repayments and dividends paid	(1,188)		6
New leases			5
Dividends declared	0		0
Foreign exchange impact	(12)		86
Other	(7)		11
Balance at end of the period	3,593		3,809
Exchangeable securities
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Balance at beginning of the period	750		744
Debt assumed	0		0
Repayments and dividends paid	0		0
New leases			0
Dividends declared	0		0
Foreign exchange impact	0		0
Other	0		6
Balance at end of the period	750		750
Dividends payable (common and preferred)
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Balance at beginning of the period	49		49
Debt assumed	0		0
Repayments and dividends paid	(127)		(123)
New leases			0
Dividends declared	130		123
Foreign exchange impact	0		0
Other	0		0
Balance at end of the period	$ 52		$ 49